Earnings / (loss) per share calculation (Tables)	6 Months Ended
Jul. 31, 2018
Disclosure Of Earnings Per Share [Abstract]
Earnings / (loss) per share calculation
The calculation of earnings / (loss) per share is based on the following data:

	Three months ended July 31, 2018	Three months ended July 31, 2017	Six months ended July 31, 2018	Six months ended July 31, 2017
		(Adjusted*)		(Adjusted*)
	000s	000s	000s	000s
Profit / (loss) for the period	£26,649	(£3,281)	£20,814	(£8,042)

Weighted average number of ordinary shares for basic earnings / (loss) per share	82,008	61,915	79,335	61,900
Effect of dilutive potential ordinary shares (share options and warrants)	649	—	628	—
Weighted average number of ordinary shares for diluted earnings / (loss) per share	82,657	—	79,963	—

Basic earnings / (loss) per ordinary share from operations £	0.32	(0.05)	0.26	(0.13)
Diluted earnings / (loss) per ordinary share from operations £	0.32	—	0.26	—